Distribution Date:	01/17/25	J.P. Morgan Chase Commercial Mortgage Securities Trust
Determination Date:	01/13/25
Next Distribution Date:	02/18/25
Record Date:	12/31/24	Commercial Mortgage Pass-Through Certificates
2013-LC11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Greystone Servicing Company LLC
Current Mortgage Loan and Property Stratification	8-12		Jenna Unell	Jenna.unell@greyco.com
Mortgage Loan Detail (Part 1)	13		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Mortgage Loan Detail (Part 2)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	15		Attention: JPMCC 2013-LC11 Transaction Manager	notices@pentalphasurveillance.com
Historical Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
Modified Loan Detail	21
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46639YAL1	0.766400%	61,803,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46639YAM9	1.854900%	79,253,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46639YAN7	2.591700%	23,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46639YAP2	2.694200%	250,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46639YAQ0	2.959900%	389,304,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46639YAR8	2.553900%	117,844,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46639YAU1	3.216000%	106,926,000.00	27,023,350.74	0.00	72,422.58	0.00	0.00	72,422.58	27,023,350.74	91.37%	21.87%
B	46639YAV9	3.498600%	92,120,000.00	92,120,000.00	0.00	268,575.86	0.00	0.00	268,575.86	92,120,000.00	61.94%	14.87%
C	46639YAW7	3.958200%	47,705,000.00	47,705,000.00	0.00	53,809.01	0.00	0.00	53,809.01	47,705,000.00	46.70%	11.25%
D	46639YAX5	4.416966%	52,640,000.00	52,640,000.00	0.00	0.00	0.00	0.00	0.00	52,640,000.00	29.88%	7.25%
E	46639YAC1	3.250000%	24,676,000.00	24,676,000.00	0.00	0.00	0.00	0.00	0.00	24,676,000.00	22.00%	5.37%
F	46639YAE7	3.250000%	24,675,000.00	24,675,000.00	0.00	0.00	0.00	0.00	0.00	24,675,000.00	14.11%	3.50%
NR	46639YAG2	3.250000%	46,059,830.24	45,305,787.50	0.00	0.00	0.00	1,127,702.93	0.00	44,178,084.57	0.00%	0.00%
AN	46639YAY3	7.625000%	16,984,009.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
PF	46639YBA4	11.990000%	1,998,199.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46639YAJ6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,334,988,038.24	314,145,138.24	0.00	394,807.45	0.00	1,127,702.93	394,807.45	313,017,435.31

X-A	46639YAS6	1.200966%	1,028,130,000.00	27,023,350.74	0.00	27,045.11	0.00	0.00	27,045.11	27,023,350.74
X-B	46639YAT4	0.761561%	139,825,000.00	139,825,000.00	0.00	88,737.77	0.00	0.00	88,737.77	139,825,000.00
X-C	46639YAA5	1.166966%	95,410,830.24	94,656,787.50	0.00	92,051.05	0.00	0.00	92,051.05	93,529,084.57
Notional SubTotal			1,263,365,830.24	261,505,138.24	0.00	207,833.93	0.00	0.00	207,833.93	260,377,435.31

Deal Distribution Total					0.00	602,641.38	0.00	1,127,702.93	602,641.38

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46639YAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46639YAM9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46639YAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46639YAP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46639YAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46639YAR8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46639YAU1	252.72946468	0.00000000	0.67731497	0.00000000	0.00000000	0.00000000	0.00000000	0.67731497	252.72946468
B	46639YAV9	1,000.00000000	0.00000000	2.91550000	0.00000000	0.00000000	0.00000000	0.00000000	2.91550000	1,000.00000000
C	46639YAW7	1,000.00000000	0.00000000	1.12795325	2.17054669	3.90548810	0.00000000	0.00000000	1.12795325	1,000.00000000
D	46639YAX5	1,000.00000000	0.00000000	0.00000000	3.68080509	38.22806801	0.00000000	0.00000000	0.00000000	1,000.00000000
E	46639YAC1	1,000.00000000	0.00000000	0.00000000	2.70833320	38.92317637	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46639YAE7	1,000.00000000	0.00000000	0.00000000	2.70833354	52.67993151	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46639YAG2	983.62905951	0.00000000	0.00000000	2.66399527	86.88177744	0.00000000	24.48343652	0.00000000	959.14562298
AN	46639YAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
PF	46639YBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46639YAJ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46639YAS6	26.28398232	0.00000000	0.02630515	0.00000000	0.00000000	0.00000000	0.00000000	0.02630515	26.28398232
X-B	46639YAT4	1,000.00000000	0.00000000	0.63463451	0.00000000	0.00000000	0.00000000	0.00000000	0.63463451	1,000.00000000
X-C	46639YAA5	992.09688525	0.00000000	0.96478618	0.00000000	0.00000000	0.00000000	0.00000000	0.96478618	980.27744161

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	12/01/24 - 12/30/24	30	0.00	27,045.11	0.00	27,045.11	0.00	0.00	0.00	27,045.11	0.00
X-B	12/01/24 - 12/30/24	30	0.00	88,737.77	0.00	88,737.77	0.00	0.00	0.00	88,737.77	0.00
X-C	12/01/24 - 12/30/24	30	0.00	92,051.05	0.00	92,051.05	0.00	0.00	0.00	92,051.05	0.00
A-S	12/01/24 - 12/30/24	30	0.00	72,422.58	0.00	72,422.58	0.00	0.00	0.00	72,422.58	0.00
B	12/01/24 - 12/30/24	30	0.00	268,575.86	0.00	268,575.86	0.00	0.00	0.00	268,575.86	0.00
C	12/01/24 - 12/30/24	30	82,765.38	157,354.94	0.00	157,354.94	103,545.93	0.00	0.00	53,809.01	186,311.31
D	12/01/24 - 12/30/24	30	1,818,567.92	193,757.58	0.00	193,757.58	193,757.58	0.00	0.00	0.00	2,012,325.50
E	12/01/24 - 12/30/24	30	893,637.47	66,830.83	0.00	66,830.83	66,830.83	0.00	0.00	0.00	960,468.30
F	12/01/24 - 12/30/24	30	1,233,049.19	66,828.13	0.00	66,828.13	66,828.13	0.00	0.00	0.00	1,299,877.31
NR	12/01/24 - 12/30/24	30	3,879,056.75	122,703.17	0.00	122,703.17	122,703.17	0.00	0.00	0.00	4,001,759.92
AN	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
PF	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			7,907,076.71	1,156,307.02	0.00	1,156,307.02	553,665.64	0.00	0.00	602,641.38	8,460,742.34

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	602,641.38
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,186,458.34	Master Servicing Fee	1,466.02
Interest Reductions due to Nonrecoverability Determination	(354,170.26)	Certificate Administration Fee	1,027.95
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	473.40
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	832,288.08	Total Fees	2,967.37

Principal		Expenses/Reimbursements
Scheduled Principal	367,098.39	Reimbursement for Interest on Advances	923.16
Unscheduled Principal Collections		ASER Amount	138,288.16
Principal Prepayments	(760,604.54)	Special Servicing Fees (Monthly)	53,094.76
Collection of Principal after Maturity Date	760,604.54	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	760,604.54	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	1,127,702.92
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	7,606.05
Total Principal Collected	1,127,702.93	Total Expenses/Reimbursements	1,327,615.05

		Interest Reserve Deposit	26,767.20

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	602,641.38
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	602,641.38
Total Funds Collected	1,959,991.01	Total Funds Distributed	1,959,991.00

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	314,145,138.24	314,145,138.24	Beginning Certificate Balance	314,145,138.24
(-) Scheduled Principal Collections	367,098.39	367,098.39	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	760,604.54	760,604.54	(-) Realized Losses	1,127,702.93
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	1,127,702.92
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	313,017,435.31	313,017,435.31	Certificate Other Adjustments**	0.01
Beginning Actual Collateral Balance	318,777,483.77	318,777,483.77	Ending Certificate Balance	313,017,435.31
Ending Actual Collateral Balance	317,771,047.20	317,771,047.20

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	747,376.25	0.00	UC / (OC) Change	0.00
Current Period Advances	1,127,702.92	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,875,079.18	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	0	0.00	0.00%	0	0.0000	0.000000
$10,000,000 to $19,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	4	216,222,991.41	69.08%	(22)	4.4468	1.327580
$20,000,000 to $29,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
$30,000,000 to $49,999,999	2	77,138,195.30	24.64%	(21)	4.3452	1.350000	1.51 to 1.60	1	96,794,443.90	30.92%	(20)	4.2492	1.525650
$50,000,000 to $69,999,999	1	67,511,355.72	21.57%	(23)	5.1690	1.310000	1.61 to 1.75	0	0.00	0.00%	0	0.0000	0.000000
$70,000,000 to $99,999,999	2	168,367,884.29	53.79%	(21)	4.0901	1.438228	1.76 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
$100,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
Totals	5	313,017,435.31	100.00%	(21)	4.3857	1.388829	2.26 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	5	313,017,435.31	100.00%	(21)	4.3857	1.388829
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Colorado	1	96,794,443.90	30.92%	(20)	4.2492	1.525650
							Multi-Family	3	67,511,355.72	21.57%	(23)	5.1690	1.310000
Louisiana	1	71,573,440.39	22.87%	(22)	3.8750	1.320000
							Office	3	173,932,639.20	55.57%	(20)	4.2918	1.447750
Michigan	3	67,511,355.72	21.57%	(23)	5.1690	1.310000
							Retail	1	71,573,440.39	22.87%	(22)	3.8750	1.320000
Virginia	2	77,138,195.30	24.64%	(21)	4.3452	1.350000
							Totals	7	313,017,435.31	100.00%	(21)	4.3857	1.388829
Totals	7	313,017,435.31	100.00%	(21)	4.3857	1.388829

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.00000% or less	2	102,296,191.90	32.68%	(22)	3.8893	1.329010	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.30000%	1	96,794,443.90	30.92%	(20)	4.2492	1.525650	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.30001% to 4.55000%	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.55001% to 4.75000%	1	46,415,443.79	14.83%	(21)	4.6250	1.350000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75001% to 4.95000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	5	313,017,435.31	100.00%	(21)	4.3857	1.388829
	4.95001% to 5.15000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	5	313,017,435.31	100.00%	(21)	4.3857	1.388829
	5.15001% to 5.35000%	1	67,511,355.72	21.57%	(23)	5.1690	1.310000
	5.35001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	313,017,435.31	100.00%	(21)	4.3857	1.388829
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	313,017,435.31	100.00%	(21)	4.3857	1.388829	Interest Only	5	313,017,435.31	100.00%	(21)	4.3857	1.388829
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	330 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	313,017,435.31	100.00%	(21)	4.3857	1.388829	Totals	5	313,017,435.31	100.00%	(21)	4.3857	1.388829
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		1	96,794,443.90	30.92%	(20)	4.2492	1.525650	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	1	67,511,355.72	21.57%	(23)	5.1690	1.310000	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	30,722,751.51	9.82%	(21)	3.9225	1.350000	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	2	117,988,884.18	37.69%	(22)	4.1700	1.331802	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	313,017,435.31	100.00%	(21)	4.3857	1.388829
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 25

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	30304910	OF	Denver	CO	Actual/360	4.249%	0.00	0.00	0.00	N/A	05/01/23	--	96,794,443.90	96,794,443.90	06/01/22
3	30304911	RT	Monroe	LA	Actual/360	3.875%	239,439.87	183,773.51	0.00	N/A	03/01/23	--	71,757,213.90	71,573,440.39	12/01/24
4	30304912	MF	East Lansing	MI	Actual/360	5.169%	300,498.67	0.00	0.00	N/A	02/01/23	06/30/25	67,511,355.72	67,511,355.72	01/01/25
7	30304915	OF	Herndon	VA	Actual/360	4.625%	188,363.56	880,724.69	0.00	N/A	04/01/23	--	47,296,168.48	46,415,443.79	01/01/25
13	30304921	OF	Tysons Corner	VA	Actual/360	3.922%	103,985.98	63,204.73	0.00	N/A	04/01/23	--	30,785,956.24	30,722,751.51	03/01/24
Totals							832,288.08	1,127,702.93	0.00				314,145,138.24	313,017,435.31
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	0.00	0.00	--	--	05/13/24	80,706,761.01	1,273,119.59	(879.35)	9,410,652.84	830,579.59	1,127,702.92
3	0.00	0.00	--	--	08/12/24	38,191,475.54	127,273.09	295,631.34	295,631.34	0.00	0.00
4	3,289,660.73	4,117,358.65	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	08/12/24	9,350,164.46	0.00	0.00	0.00	0.00	0.00
13	3,088,956.11	0.00	--	--	08/12/24	14,007,946.01	472,144.34	119,367.63	1,193,159.49	0.00	0.00
Totals	6,378,616.84	4,117,358.65				142,256,347.02	1,872,537.02	414,119.62	10,899,443.67	830,579.59	1,127,702.92

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
7	30304915	760,604.54	Partial Liquidation (Curtailment)	0.00	0.00
Totals		760,604.54		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	4	245,506,079.59	0	0.00	1	760,604.54	0	0.00	4.385664%	4.373151%	(21)
12/17/24	0	0.00	0	0.00	0	0.00	1	71,757,213.90	3	174,876,568.62	0	0.00	0	0.00	0	0.00	4.385943%	4.373433%	(20)
11/18/24	0	0.00	0	0.00	0	0.00	1	71,948,094.89	3	175,068,622.76	0	0.00	0	0.00	0	0.00	4.385630%	4.373119%	(19)
10/18/24	0	0.00	0	0.00	0	0.00	1	72,130,622.41	3	175,250,536.36	0	0.00	0	0.00	0	0.00	4.385333%	4.372819%	(18)
09/17/24	0	0.00	0	0.00	0	0.00	1	72,320,301.48	3	175,441,229.74	0	0.00	0	0.00	0	0.00	4.385024%	4.372508%	(17)
08/16/24	0	0.00	0	0.00	0	0.00	1	72,501,591.15	3	175,621,742.55	0	0.00	0	0.00	0	0.00	4.384729%	4.372212%	(16)
07/17/24	0	0.00	0	0.00	0	0.00	1	72,682,277.90	3	175,801,576.72	0	0.00	0	0.00	0	0.00	4.170790%	4.158271%	(15)
06/17/24	0	0.00	0	0.00	0	0.00	1	72,870,181.32	3	175,990,265.13	0	0.00	0	0.00	0	0.00	4.170740%	4.158219%	(14)
05/17/24	0	0.00	0	0.00	0	0.00	1	73,049,642.25	3	176,168,713.96	0	0.00	0	0.00	0	0.00	4.170691%	4.158169%	(13)
04/17/24	0	0.00	0	0.00	0	0.00	1	73,236,363.21	3	176,356,066.61	0	0.00	0	0.00	0	0.00	4.170642%	4.158118%	(12)
03/15/24	0	0.00	0	0.00	0	0.00	2	104,773,212.01	2	145,174,534.69	0	0.00	0	0.00	0	0.00	4.170594%	4.156093%	(11)
02/16/24	0	0.00	0	0.00	0	0.00	2	105,034,545.35	2	145,302,292.98	0	0.00	1	1,827,980.08	0	0.00	4.170544%	4.156039%	(10)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	30304910	06/01/22	30	5	(879.35)	9,410,652.84	1,043,372.78	100,728,428.10	07/01/20	7			07/07/22
3	30304911	12/01/24	0	5	295,631.34	295,631.34	155,544.06	71,757,213.90	02/17/23	7			12/18/24
13	30304921	03/01/24	9	5	119,367.63	1,193,159.49	97,156.89	31,358,605.69	12/07/22	7			04/11/24
Totals					414,119.62	10,899,443.67	1,296,073.73	203,844,247.69
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 25

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		245,506,080	0	0		245,506,080
0 - 6 Months		67,511,356	67,511,356	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-25	313,017,435	67,511,356	0	0	0	245,506,080
Dec-24	314,145,138	139,268,570	0	0	0	174,876,569
Nov-24	314,528,073	139,459,451	0	0	0	175,068,623
Oct-24	314,892,514	139,641,978	0	0	0	175,250,536
Sep-24	315,272,887	139,831,657	0	0	0	175,441,230
Aug-24	315,634,689	140,012,947	0	0	0	175,621,743
Jul-24	315,995,210	140,193,634	0	0	0	175,801,577
Jun-24	316,371,802	140,381,537	0	0	0	175,990,265
May-24	316,729,712	140,560,998	0	0	0	176,168,714
Apr-24	317,103,786	140,747,719	0	0	0	176,356,067
Mar-24	317,459,102	140,925,962	0	0	31,358,606	145,174,535
Feb-24	317,848,194	141,119,406	0	0	31,426,495	145,302,293
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	30304910	96,794,443.90	100,728,428.10	34,100,000.00	01/09/24	11,462,066.94	1.52565	--	05/01/23	I/O
3	30304911	71,573,440.39	71,757,213.90	31,500,000.00	05/29/24	6,694,059.72	1.32000	12/31/22	03/01/23	I/O
7	30304915	46,415,443.79	46,415,443.79	42,900,000.00	03/18/24	5,011,519.72	1.35000	12/31/22	04/01/23	I/O
13	30304921	30,722,751.51	31,358,605.69	17,400,000.00	06/06/24	2,713,468.11	1.35000	12/31/23	04/01/23	I/O
Totals		245,506,079.59	250,259,691.48	125,900,000.00		25,881,114.49

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	30304910	OF	CO	07/01/20	7

1/13/2025 - REO Title on 7/7/22. JLL manages and leases the property. Occupancy is 32%. Property cash flow covers operations excluding $2.80M of annual property taxes. Several years of tax appeals are underway. Critical capital needs are addressed as needed. The property was listed for sale in 2023 and did not sell. The property was listed for sale with CBRE in Aug 2024. Marketing is continuing.

3	30304911	RT	LA	02/17/23	7

"1/13/2025 - Loan transferred to special servicing 2/17/2023 due to 3/1/2023 imminent maturity default. Borrower wishes to transfer ownership of property to lender. All 3rd party reports received. As of 11/30/2024, occupancy reported to be

81.24%, tren ding upward, and NCF DSCR reported to be 0.87x, trending downward. A Keeper was appointed 10/19/2023. Deed in lieu of foreclosure fully executed 12/18/2024. REO loan remains current.
"

7	30304915	OF	VA	03/06/23	7

1/13/2025 - Foreclosure sale was completed 12/19/23 and deed recorded 1/9/2024. Management and leasing brokers have been engaged. Occupancy 11/30/24 was 71.2%. Property was listed for sale with Cushman & Wakefield 7/16/24. A sale has been approved and P SA is pending execution.

13	30304921	OF	VA	12/07/22	7

1/13/2025 - This asset was transferred to the special servicer in December 2022. The loan matured and was in default. Special servicer accepted title to the property via a deed in lieu of foreclosure. Title transferred 4/1/2024. Property management is addressing ongoing property needs. The property has been listed for sale and marketing is ongoing with offers to be reviewed as received.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30304912	75,168,029.83	4.16900%	75,168,029.83 4.16900%		8	05/07/21	12/31/20	05/21/21
4	30304912	0.00	4.16900%	0.00	4.16900%	8	07/01/23	07/01/23	09/14/23
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 21 of 25

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
46	30304954 08/17/18	4,847,348.42	8,960,000.00	4,913,101.13	65,793.55	4,913,101.13	4,847,307.58	40.84	0.00	(6,625.65)	6,666.49	0.12%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,847,348.42	8,960,000.00	4,913,101.13	65,793.55	4,913,101.13	4,847,307.58	40.84	0.00	(6,625.65)	6,666.49

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 22 of 25

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/19/20	0.00	0.00	0.00	3,943.70	0.00	(3,943.70)	0.00	0.00	(3,943.70)
46	30304954	10/19/20	0.00	0.00	6,666.49	0.00	0.00	3,943.70	0.00	0.00	6,666.49
		12/17/19	0.00	0.00	2,722.79	0.00	0.00	1,358.50	0.00	0.00
		11/18/19	0.00	0.00	1,364.29	0.00	0.00	720.66	0.00	0.00
		08/16/19	0.00	0.00	643.63	0.00	0.00	602.79	0.00	0.00
		08/17/18	0.00	0.00	40.84	0.00	0.00	40.84	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,666.49	3,943.70	0.00	2,722.79	0.00	0.00	2,722.79

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 25

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	20,837.69	0.00	0.00	0.00	0.00	354,170.26	0.00	0.00	0.00	0.00
3	0.00	0.00	15,447.73	0.00	0.00	127,273.09	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	10,181.81	0.00	0.00	(35,998.13)	0.00	0.00	923.16	0.00	7,606.05	0.00
13	0.00	0.00	6,627.53	0.00	0.00	47,013.20	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	53,094.76	0.00	0.00	138,288.16	0.00	354,170.26	923.16	0.00	7,606.05	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		554,082.39

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Supplemental Notes
None

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